Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Related Parties [Line Items]
Sales of goods		$ 891,282	$ 278,519	$ 1,911,106
Operation and support services(4)
Repayment of principal and interest of loan from related parties		6,119,288	2,173,372	851,187
Capital injection from a related party
Capital injection from a related party				2,369,099
Hong Kong Xinyun Logistics Trading Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, current		949,733	59,895
Amount due to related parties, current		296,614	77,985
Amount due to related parties, non-current	[1]	10,212,011	9,787,981
Sales of goods		891,282	48,021	1,911,106
Operation and support services(4)
Loans received from related parties		568,339	5,175,062
Repayment of principal and interest of loan from related parties		570,161	1,070,592
Shenzhen Yunhua Holdings Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, current		289,423	257,709
Amount due to related parties, current	[2]	815,731	4,310,779
Amount due to related parties, non-current	[2]	3,748,438
Purchase of goods		1,160,211	5,207,781	1,482,890
Yun Yuan (HK) Trading Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, current		2,167	46,620
Amount due to related parties, current	[3]	2,351,386	2,656,573
Amount due to related parties, non-current	[1],[3]	13,131,510	13,899,703
Purchase of goods		245,286	852,981	2,868,670
Sales of goods			230,498
Operation and support services(4)
Operation and support services	[4]	1,287,657	1,623,421	1,370,343
Loans received from related parties				1,351,911
Repayment of principal and interest of loan from related parties		3,404,937	1,102,780	851,187
Capital injection from a related party
Capital injection from a related party	[5]			2,369,099
Others [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, current		248,407	172,199
Amount due to related parties, current		600,542	659,676
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties, current		1,489,730	536,423
Amount due to related parties, current		4,064,273	9,820,064
Amount due to related parties, non-current		43,793,130	32,647,212
Purchase of goods		1,405,497	6,060,762	4,351,560
Operation and support services(4)
Loans received from related parties		5,887,375	12,318,641	1,351,911
Repayment of principal and interest of loan from related parties		6,119,288	2,173,372	851,187
Capital injection from a related party
Capital injection from a related party				2,369,099
Xingyun International Company Limited [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties, current	[3]		2,115,051
Amount due to related parties, non-current	[3]	3,971,193
Hong Kong Xinyun Trading Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties, non-current	[1]	10,941,946	7,180,963
Operation and support services(4)
Loans received from related parties		5,319,036	7,143,579
Repayment of principal and interest of loan from related parties		2,144,190
Zhejiang Yunmao Technology Co., Ltd [Member]
Schedule of Related Parties [Line Items]
Amount due to related parties, non-current	[1]	$ 1,788,032	$ 1,778,565

[1]	As of December 31, 2024, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Logistics Trading Ltd, Ltd, Hong Kong Xinyun Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$13,899,703, US$9,787,981, US$7,180,963 and US$1,778,566 subject to an annual interest rate of 4.2%. On December 31, 2025, the Group renewed matured loans from related parties, extending the repayment dates to December 31, 2030, with an annual interest rate of 4.2%, consisting of US$6,258,301 from Hong Kong Xinyun Logistics Trading Ltd, US$5,499,585 from Hong Kong Xinyun Trading Ltd and $2,875,666 from Yun Yuan (HK) Trading Co., Ltd. As of December 31, 2025, borrowings from Yun Yuan (HK) Trading Co., Ltd, Hong Kong Xinyun Trading Ltd, Hong Kong Xinyun Logistics Trading Ltd and Zhejiang Yunmao Technology Co., Ltd were US$11,304,792, US$10,941,946, US$10,212,011 and US$1,788,032 subject to an annual interest rate of 4.2%.
[2]	On December 31, 2025, the Group entered into an extension agreement with Shenzhen Yunhua Holdings Co., Ltd to extend the maturity of an outstanding trade payable totaling US$3,748,438. Pursuant to the agreement, the payable to Shenzhen Yunhua Holdings Co., Ltd was extended interest-free for three years to December 31, 2028. The Group performed a quantitative analysis to evaluate the extension of payables to Shenzhen Yunhua Holdings Co., Ltd and concluded that the terms of the new debt were not substantially different from the original terms under ASC Topic 470-50 — Debt Modifications and Exchanges. Accordingly, the extension is accounted for a debt modification and no gain or loss was recognized.
[3]	On December 31, 2025, the Group entered into another loan agreement with related parties, pursuant to which, amounts of US$5,797,911 was converted into long-term borrowings granted by related parties to the Group, with an annual interest rate of 3.0%. As of December 31, 2025, borrowings from Xingyun International Company Limited and Yun Yuan (HK) Trading Co., Ltd were US$3,971,193 and US$1,826,718 subject to an annual interest rate of 3.0%.
[4]	Operation and support services mainly account for the payroll cost, office and utilities costs, and other operation and support costs in the financial shared services center and the business center provided by the related party. The payroll costs allocation incurred amounted to US$425,123, US$421,838 and US$413,262 for the years ended December 31, 2023 and 2024 and 2025, respectively.
[5]	Capital injection from related parties represents the actual cash inflow of capital injection, and does not include the capital investment that has been subscribed but not yet received from related parties. The amount of capital injection which has been paid by related parties were US$2,369,099, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.